Earnings per share - Narrative (Details) - USD ($)				6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2018	Jun. 30, 2019	Jun. 30, 2018 [1]
Earnings per share [line items]
Result for the period				$ (19,030,395)	$ (51,602,299)
Weighted average number of ordinary shares outstanding (in shares)			218,786,812	216,994,426	164,550,509
Diluted earnings per share (in dollars per share)				$ (0.09)	$ (0.31)
Remaining outstanding instruments with potentially dilutive effects (in shares)	0			0
Long term incentive plan 2015
Earnings per share [line items]
Anti-dilutive securities excluded (in shares)	236,590	236,590

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.